Investments in Financial Assets - Changes in the fair value of our investment (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Balance at December 31, 2021	€ 621
Phoenicis Therapeutics Inc.
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Investment in Phoenicis Therapeutics, Inc.	€ 621